Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenue by major merchandise categories
	For the years ended December 31,
	2022	2021	2020
Cosmetic products (a)	$99,282,495	$78,840,654	$18,700,973
Health and nutritional supplements (b)	39,948,764	56,104,342	52,372,561
Household products (c)	70,626,839	35,943,221	25,732,975
Others	123,208	23,782	72,664
Total	$209,981,306	$170,911,999	$96,879,173

(a)	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.
(b)	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.
(c)	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.